Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.5%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)(a)	$1,155	$1,193,970
2.80%, 03/01/27 (Call 12/01/26)	601	623,333
5.04%, 05/01/27 (Call 03/01/27)	1,654	1,928,415
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	545	596,404
3.50%, 04/01/27 (Call 02/01/27)	839	956,653
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	625	679,481
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)	1,093	1,218,826
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)(a)	1,184	1,319,154
3.50%, 03/15/27 (Call 12/15/26)	1,380	1,565,417
7.20%, 08/15/27	278	371,100
		10,452,753
Agriculture — 1.7%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	4,037	4,482,685
4.70%, 04/02/27 (Call 02/02/27)	878	1,027,321
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	750	856,305
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)	535	594,540
		6,960,851
Airlines — 1.2%
American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	283	285,521
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	524	568,032
5.13%, 06/15/27 (Call 04/15/27)	1,759	2,080,792
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29	1,854	2,057,996
		4,992,341
Apparel — 0.6%
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)	1,202	1,322,404
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	597	643,835
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)	582	636,324
		2,602,563
Auto Manufacturers — 1.8%
American Honda Finance Corp., 2.35%, 01/08/27	738	792,258
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	905	1,028,560
6.80%, 10/01/27 (Call 08/01/27)	1,244	1,600,568
General Motors Financial Co. Inc.
2.70%, 08/20/27 (Call 06/20/27)	1,014	1,073,238
4.35%, 01/17/27 (Call 10/17/26)	1,191	1,365,207
Toyota Motor Credit Corp.
1.15%, 08/13/27	486	485,888
3.20%, 01/11/27	984	1,103,822
		7,449,541
Auto Parts & Equipment — 0.6%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	1,309	1,408,667
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	817	912,695
		2,321,362
Banks — 12.8%
Banco Santander SA, 4.25%, 04/11/27	1,475	1,700,926
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	2,797	3,100,530
Series L, 4.18%, 11/25/27 (Call 11/25/26)	2,439	2,795,118
Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The), 3.25%, 05/16/27 (Call 02/16/27)	$1,006	$1,132,404
Citigroup Inc., 4.45%, 09/29/27	4,119	4,791,221
Fifth Third Bancorp., 2.55%, 05/05/27 (Call 04/05/27)	826	894,641
Fifth Third Bank NA, 2.25%, 02/01/27 (Call 01/01/27)	75	80,169
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)(a)	2,466	2,787,098
5.95%, 01/15/27	1,526	1,910,445
ING Groep NV, 3.95%, 03/29/27	1,865	2,140,181
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	719	810,370
4.25%, 10/01/27	1,551	1,820,858
8.00%, 04/29/27	830	1,153,019
KeyCorp, 2.25%, 04/06/27	908	966,076
Lloyds Banking Group PLC, 3.75%, 01/11/27	1,430	1,616,000
Manufacturers & Traders Trust Co., 3.40%, 08/17/27(a)	685	774,728
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27(a)	1,282	1,455,390
3.68%, 02/22/27	976	1,108,424
Mizuho Financial Group Inc.
3.17%, 09/11/27	934	1,039,393
3.66%, 02/28/27	995	1,126,420
Morgan Stanley
3.63%, 01/20/27	2,861	3,254,931
3.95%, 04/23/27	2,388	2,734,666
PNC Bank N.A., 3.10%, 10/25/27 (Call 09/25/27)	1,130	1,268,809
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)	921	1,033,399
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)(a)	936	1,073,657
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27	800	897,264
3.36%, 07/12/27	1,883	2,116,210
3.45%, 01/11/27	1,417	1,594,295
Truist Financial Corp., 1.13%, 08/03/27 (Call 06/03/27)	522	522,846
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	1,565	1,755,007
Wells Fargo & Co., 4.30%, 07/22/27	2,881	3,361,349
Westpac Banking Corp., 3.35%, 03/08/27	1,076	1,224,606
		54,040,450
Beverages — 1.9%
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	1,290	1,320,805
2.90%, 05/25/27	715	794,122
3.38%, 03/25/27	1,299	1,477,794
Constellation Brands Inc., 3.50%, 05/09/27 (Call 02/09/27)(a)	739	833,888
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)	868	982,298
PepsiCo Inc.
2.63%, 03/19/27 (Call 01/19/27)	509	558,918
3.00%, 10/15/27 (Call 07/15/27)	1,796	2,006,186
		7,974,011
Biotechnology — 1.5%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	1,112	1,176,752
3.20%, 11/02/27 (Call 08/02/27)(a)	1,545	1,733,923
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	107	106,941
2.95%, 03/01/27 (Call 12/01/26)	1,732	1,907,278
Royalty Pharma PLC, 1.75%, 09/02/27 (Call 07/02/27)(b)	1,300	1,325,506
		6,250,400

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials — 0.8%
Carrier Global Corp., 2.49%, 02/15/27 (Call 12/15/26)	$1,383	$1,482,507
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)	145	148,655
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	290	325,531
3.50%, 12/15/27 (Call 09/15/27)(a)	549	628,259
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)	318	361,480
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	435	506,514
		3,452,946
Chemicals — 1.4%
Air Products and Chemicals Inc., 1.85%, 05/15/27 (Call 03/15/27)	364	382,688
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	440	497,983
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	1,196	1,345,631
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	675	764,269
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)(a)	679	767,216
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	1,749	1,978,609
		5,736,396
Commercial Services — 0.6%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	1,277	1,464,949
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	917	1,008,370
		2,473,319
Computers — 3.9%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)(a)	1,997	2,223,500
3.00%, 06/20/27 (Call 03/20/27)	1,059	1,188,833
3.00%, 11/13/27 (Call 08/13/27)	1,456	1,636,835
3.20%, 05/11/27 (Call 02/11/27)	2,043	2,301,215
3.35%, 02/09/27 (Call 11/09/26)	2,260	2,554,433
Dell International LLC/EMC Corp., 6.10%, 07/15/27 (Call 05/15/27)(a)(b)	724	896,109
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	595	683,322
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)	1,177	1,292,275
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,172	1,205,308
3.30%, 01/27/27	735	823,002
6.22%, 08/01/27	580	764,637
NetApp Inc., 2.38%, 06/22/27 (Call 04/22/27)	847	897,693
		16,467,162
Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)	435	487,152
Procter & Gamble Co. (The)
2.80%, 03/25/27	358	396,542
2.85%, 08/11/27	938	1,054,518
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)	910	1,007,143
		2,945,355
Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	949	1,018,884
4.63%, 10/15/27 (Call 08/15/27)(a)	350	396,532
Air Lease Corp.
3.63%, 04/01/27 (Call 01/01/27)	597	649,590
3.63%, 12/01/27 (Call 09/01/27)	500	545,420
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	2,163	2,453,945
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	85	84,651
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	$796	$902,736
3.75%, 03/09/27 (Call 02/09/27)	1,929	2,197,266
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	636	726,509
Charles Schwab Corp. (The), 3.20%, 03/02/27 (Call 12/02/26)	932	1,049,535
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	1,340	1,540,866
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	348	388,678
GE Capital Funding LLC, 4.05%, 05/15/27 (Call 03/15/27)(a)(b)	940	1,072,850
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	905	1,007,292
Jefferies Group LLC, 6.45%, 06/08/27	385	492,946
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	924	1,095,707
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	350	386,243
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	1,392	1,570,788
ORIX Corp., 3.70%, 07/18/27(a)	401	457,709
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	1,260	1,404,497
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	192	189,233
1.90%, 04/15/27 (Call 02/15/27)	1,055	1,111,706
2.75%, 09/15/27 (Call 06/15/27)	1,048	1,161,331
		21,904,914
Electric — 5.1%
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)(a)	565	632,636
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)	527	586,656
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	75	83,477
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	618	679,386
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	434	478,094
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	457	517,539
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	565	627,918
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	391	439,070
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27 (Call 08/15/27)	470	524,595
Dominion Energy Inc., Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	342	387,660
DTE Energy Co., 3.80%, 03/15/27 (Call 12/15/26)	621	712,858
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)	893	993,427
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	796	889,220
Edison International, 5.75%, 06/15/27 (Call 04/15/27)(a)	730	876,540
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	556	619,779
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	275	302,726
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)(a)	420	464,197
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	646	726,459
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	836	939,965
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)(a)	498	559,623
National Rural Utilities Cooperative Finance Corp., 3.05%, 04/25/27 (Call 01/25/27)(a)	534	594,486
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	1,609	1,835,225
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	840	945,109
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	483	491,617
3.30%, 03/15/27 (Call 12/15/26)	55	59,023

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.30%, 12/01/27 (Call 09/01/27)	$1,220	$1,317,563
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)	402	444,146
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)	1,112	1,241,770
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	573	633,406
Virginia Electric & Power Co., Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	1,248	1,416,567
WEC Energy Group Inc., 1.38%, 10/15/27 (Call 08/15/27)(a)	320	323,725
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	292	323,586
		21,668,048
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)(a)	358	374,507

Electronics — 0.7%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)(a)	375	412,009
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	35	38,070
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)(a)	942	1,121,611
Roper Technologies Inc., 1.40%, 09/15/27 (Call 07/15/27)(a)	701	706,369
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	639	718,658
		2,996,717
Environmental Control — 0.4%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	800	904,264
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)(a)	776	872,472
		1,776,736
Food — 1.9%
Conagra Brands Inc., 1.38%, 11/01/27 (Call 09/01/27)	980	977,178
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)	732	819,423
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)(a)	477	536,782
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)(a)	720	819,929
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)(a)	745	860,587
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	1,012	1,144,602
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)(a)	949	1,057,309
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	1,459	1,659,437
		7,875,247
Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	555	611,099
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	777	889,914
International Paper Co., 3.00%, 02/15/27 (Call 11/15/26)	25	27,538
		1,528,551
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	218	242,697
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	375	404,205
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)(a)	1,314	1,482,876
		2,129,778
Hand & Machine Tools — 0.0%
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	105	116,828

Health Care - Products — 0.4%
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	594	672,355
Thermo Fisher Scientific Inc., 3.20%, 08/15/27 (Call 05/15/27)	1,081	1,211,001
		1,883,356
Health Care - Services — 2.3%
Anthem Inc., 3.65%, 12/01/27 (Call 09/01/27)	1,779	2,047,487
	Par
Security	(000)	Value

Health Care - Services (continued)
HCA Inc., 4.50%, 02/15/27 (Call 08/15/26)	$1,589	$1,843,796
Humana Inc., 3.95%, 03/15/27 (Call 12/15/26)	983	1,135,306
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	365	412,293
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)(a)	806	924,329
UnitedHealth Group Inc.
2.95%, 10/15/27	981	1,090,647
3.38%, 04/15/27(a)	824	932,710
3.45%, 01/15/27	964	1,093,465
		9,480,033
Home Builders — 0.7%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	185	185,466
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)(a)	1,020	1,205,773
5.00%, 06/15/27 (Call 12/15/26)	485	573,246
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)(a)	780	927,482
		2,891,967
Home Furnishings — 0.2%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	757	828,953

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)(a)	480	530,650
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	868	974,165
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)(a)	242	243,500
		1,748,315
Insurance — 1.6%
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	767	872,294
Aon Corp., 8.21%, 01/01/27(a)	500	672,040
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	583	661,414
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	1,384	1,523,341
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	809	913,531
Manulife Financial Corp., 2.48%, 05/19/27 (Call 03/19/27)(a)	381	410,047
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	323	363,049
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)(a)	401	449,645
Progressive Corp. (The), 2.45%, 01/15/27(a)	510	554,992
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)(a)	225	250,884
		6,671,237
Internet — 3.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	2,945	3,263,737
Alphabet Inc., 0.80%, 08/15/27 (Call 06/15/27)	736	728,802
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	480	486,154
3.15%, 08/22/27 (Call 05/22/27)	3,572	4,039,789
Baidu Inc., 3.63%, 07/06/27(a)	655	722,681
Booking Holdings Inc., 4.50%, 04/13/27 (Call 02/13/27)	987	1,171,056
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	515	588,614
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	1,165	1,319,176
Expedia Group Inc., 4.63%, 08/01/27 (Call 05/01/27)(b)	561	623,664
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	1,260	1,417,336
		14,361,009
Iron & Steel — 0.0%
Steel Dynamics Inc., 1.65%, 10/15/27 (Call 08/15/27)(a)	175	179,139

Machinery — 0.8%
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	387	386,992

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	$774	$884,047
John Deere Capital Corp.
1.75%, 03/09/27(a)	339	353,726
2.80%, 09/08/27	768	850,990
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)	715	763,263
		3,239,018
Manufacturing — 1.4%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	1,083	1,204,697
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	525	597,513
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	950	1,062,062
General Electric Co., 3.45%, 05/01/27 (Call 03/01/27)(a)	1,523	1,705,729
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)	600	670,044
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	655	725,498
		5,965,543
Media — 1.7%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(a)	1,576	1,688,306
3.30%, 02/01/27 (Call 11/01/26)	1,518	1,702,832
3.30%, 04/01/27 (Call 02/01/27)	750	844,710
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	1,196	1,330,418
ViacomCBS Inc., 2.90%, 01/15/27 (Call 10/15/26)(a)	1,062	1,156,858
Walt Disney Co. (The), 3.70%, 03/23/27	281	323,110
		7,046,234
Mining — 0.2%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	790	913,422

Oil & Gas — 3.6%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	1,063	1,168,396
3.54%, 04/06/27 (Call 02/06/27)	754	855,104
3.59%, 04/14/27 (Call 01/14/27)	815	923,925
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	1,609	1,802,289
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	1,446	1,628,514
Chevron Corp., 2.00%, 05/11/27 (Call 03/11/27)(a)	834	874,633
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	743	735,659
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	771	857,614
Concho Resources Inc., 3.75%, 10/01/27 (Call 07/01/27)	1,229	1,353,903
Eni USA Inc., 7.30%, 11/15/27.	281	374,652
Exxon Mobil Corp., 3.29%, 03/19/27 (Call 01/19/27)(a)	1,130	1,272,516
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	1,236	1,369,488
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	1,174	1,321,783
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)	740	748,221
WPX Energy Inc., 5.25%, 10/15/27 (Call 10/15/22)	25	26,373
		15,313,070
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)(a)	1,571	1,759,174

Packaging & Containers — 0.3%
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	408	461,346
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	605	673,813
		1,135,159
Pharmaceuticals — 5.6%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	893	1,009,045
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)(a)	890	993,009
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	2,119	2,424,878
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	372	373,027
	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.25%, 02/27/27(a)	$876	$994,698
3.45%, 11/15/27 (Call 08/15/27)	1,186	1,359,559
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	1,510	1,689,750
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)(a)	800	889,704
3.40%, 03/01/27 (Call 12/01/26)	1,539	1,731,483
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	2,661	2,667,865
3.63%, 04/01/27 (Call 02/01/27)	952	1,077,893
6.25%, 06/01/27(a)	250	320,435
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	445	498,680
5.50%, 03/15/27	325	409,978
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	1,726	1,724,654
2.95%, 03/03/27 (Call 12/03/26)	703	787,508
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	947	1,003,204
3.10%, 05/17/27 (Call 02/17/27)	1,441	1,615,620
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)(b)	686	724,773
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)	1,153	1,283,819
		23,579,582
Pipelines — 4.0%
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)	500	567,970
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	1,610	1,909,428
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	620	646,951
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)(a)	1,011	1,151,741
Energy Transfer Operating LP
4.20%, 04/15/27 (Call 01/15/27)	645	715,066
5.50%, 06/01/27 (Call 03/01/27)	1,168	1,380,343
Enterprise Products Operating LLC, 3.95%, 02/15/27 (Call 11/15/26)	460	531,452
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	1,479	1,686,814
4.25%, 12/01/27 (Call 09/01/27)(a)	767	882,357
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	309	351,886
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	719	798,831
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)	1,737	2,052,995
Sunoco Logistics Partners Operations LP, 4.00%, 10/01/27 (Call 07/01/27)	881	971,540
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	703	793,750
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	372	473,508
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)	1,808	2,051,574
		16,966,206
Real Estate Investment Trusts — 6.5%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)	583	669,103
American Campus Communities Operating Partnership LP, 3.63%, 11/15/27 (Call 08/15/27)(a)	426	478,275
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)	341	367,417
3.13%, 01/15/27 (Call 10/15/26)	622	680,244
3.55%, 07/15/27 (Call 04/15/27)(a)	1,125	1,263,341
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	500	561,100

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	$358	$385,706
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	456	511,783
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	1,240	1,395,843
4.00%, 03/01/27 (Call 12/01/26)	693	792,667
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	1,177	1,349,501
Duke Realty LP, 3.38%, 12/15/27 (Call 09/15/27)	530	593,107
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	917	942,254
5.38%, 05/15/27 (Call 05/15/22)	1,420	1,539,479
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	491	548,599
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)	295	331,067
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	465	506,204
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	445	510,989
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	400	443,288
Hudson Pacific Properties LP, 3.95%, 11/01/27 (Call 08/01/27)	580	635,286
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	515	583,078
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	630	717,828
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	703	795,114
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	450	499,469
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)	691	777,382
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)(a)	433	483,371
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	445	473,084
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)(a)	730	817,257
Realty Income Corp., 3.00%, 01/15/27 (Call 10/15/26)(a)	703	772,653
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	575	639,072
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)	877	983,406
3.38%, 12/01/27 (Call 09/01/27)	867	983,273
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	445	496,736
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	425	452,714
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)(a)	220	235,059
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	349	390,754
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	560	629,266
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	840	955,878
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)(a)	315	342,966
Weyerhaeuser Co., 6.95%, 10/01/27(a)	490	642,444
		27,176,057
Retail — 3.8%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)(a)	670	683,655
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	295	328,872
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	709	810,869
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	590	603,812
3.00%, 05/18/27 (Call 02/18/27)	1,264	1,412,899
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	629	689,730
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	812	933,897
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	644	700,356
2.80%, 09/14/27 (Call 06/14/27)	1,458	1,617,928
Lowe’s Companies Inc., 3.10%, 05/03/27 (Call 02/03/27)	1,762	1,965,546
	Par
Security	(000)	Value

Retail (continued)
McDonald’s Corp.
3.50%, 03/01/27 (Call 12/01/26)	$1,247	$1,418,687
3.50%, 07/01/27 (Call 05/01/27)	1,126	1,282,176
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	944	1,075,235
Starbucks Corp., 2.00%, 03/12/27 (Call 01/12/27)	669	704,765
TJX Companies Inc. (The), 3.75%, 04/15/27 (Call 02/15/27)(a)	1,061	1,225,742
Walmart Inc., 5.88%, 04/05/27(a)	522	667,033
		16,121,202
Semiconductors — 3.8%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)	1,516	1,714,672
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	4,831	5,399,077
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)(a)	1,588	1,777,115
3.75%, 03/25/27 (Call 01/25/27)	588	678,434
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)(a)	580	652,349
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	1,150	1,335,645
NXP BV/NXP Funding LLC/NXP USA Inc., 3.15%, 05/01/27 (Call 03/01/27)(b)	829	912,082
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	2,366	2,671,948
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)(a)	843	942,693
		16,084,015
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	862	965,604

Software — 4.4%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	376	424,113
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	1,179	1,258,465
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	715	808,322
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	316	361,965
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	1,039	1,212,939
Fiserv Inc., 2.25%, 06/01/27 (Call 04/01/27)	1,156	1,220,736
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)(a)	445	451,225
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)(a)	4,102	4,657,206
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	1,805	1,974,489
3.25%, 11/15/27 (Call 08/15/27)	3,224	3,638,284
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	1,477	1,656,441
4.65%, 05/15/27 (Call 03/15/27)	676	785,316
		18,449,501
Telecommunications — 4.7%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	1,696	1,789,280
3.80%, 02/15/27 (Call 11/15/26)	1,576	1,800,753
4.25%, 03/01/27 (Call 12/01/26)	2,261	2,623,755
Telefonica Emisiones SA, 4.10%, 03/08/27	1,751	2,022,860
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	524	577,553
3.70%, 09/15/27 (Call 06/15/27)(a)	868	1,005,196
T-Mobile USA Inc., 3.75%, 04/15/27 (Call 02/15/27)(b)	4,193	4,717,335
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)(a)	1,122	1,236,983
4.13%, 03/16/27(a)	3,297	3,867,018
		19,640,733

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	$783	$861,519

Transportation — 1.7%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)	866	979,524
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	1,385	1,556,172
FedEx Corp., 3.30%, 03/15/27 (Call 12/15/26)	789	880,769
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)	630	701,045
7.80%, 05/15/27(a)	98	134,093
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	683	727,518
3.00%, 04/15/27 (Call 01/15/27)	712	788,569
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)(a)	1,323	1,485,610
		7,253,300
Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	465	527,589

Water — 0.2%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)	592	657,955

Total Corporate Bonds & Notes — 98.9%
(Cost: $390,827,950)		416,189,668
	Shares
Security	(000)	Value

Short-Term Investments

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	39,329	$39,352,176
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,087	1,087,000
		40,439,176
Total Short-Term Investments — 9.6%
(Cost: $40,430,104)		40,439,176

Total Investments in Securities — 108.5%
(Cost: $431,258,054)		456,628,844

Other Assets, Less Liabilities — (8.5)%		(35,885,012)

Net Assets — 100.0%		$420,743,832

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,020,645	$23,333,328	(a)	$—	$(684)	$(1,113)	$39,352,176	39,329	$20,274	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,047,000	40,000	(a)	—	—	—	1,087,000	1,087	223		—
					$(684)	$(1,113)	$40,439,176		$20,497		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® iBonds3 Dec 2027 Term Corporate ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes.	$—	$416,189,668	$—	$416,189,668
Money Market Funds	40,439,176	—	—	40,439,176
	$40,439,176	$416,189,668	$—	$456,628,844